Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Carried at Fair Value Measured on Recurring Basis
The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2018 and 2017 (in thousands):

	Fair Value Measurements at December 31, 2018
	Carrying Value	Level 1	Level 2	Level 3
Liabilities:
Put option of noncontrolling shareholders (1)	(173)	—	—	(173)
Contingent consideration - acquisitions (2)	(4,374)	—	—	(4,374)
Interest rate swap	(2,072)	—	(2,072)	—
Total recorded at fair value	$(6,619)	$—	$(2,072)	$(4,547)

(1)	Represents put options issued to noncontrolling shareholders in connection with the Liberty acquisition in 2010 and the 5.11 acquisition in 2016.

(2)	Represents potential earn-out payable as additional purchase price consideration by Velocity Outdoor in connection with the acquisition of Ravin.

	Fair Value Measurements at December 31, 2017
	Carrying Value	Level 1	Level 2	Level 3
Liabilities:
Put option of noncontrolling shareholders (1)	(178)	—	—	(178)
Interest rate swap	(6,107)	—	(6,107)	—
Total recorded at fair value	$(6,285)	$—	$(6,107)	$(178)

(1)	Represents put options issued to noncontrolling shareholders in connection with the Liberty acquisition in 2010 and the 5.11 acquisition in 2016.

Reconciliations of Change in Carrying Value of Level 3 Supplemental Put Liability
A reconciliation of the change in the carrying value of the Company’s Level 3 fair value measurements is as follows:

	Year ended December 31,
(in thousands)	2018	2017

Balance at January 1st	$(178)	$(5,010)
Contingent consideration - Sterno Home	—	(382)
Contingent consideration - Rimports	(4,800)	—
Contingent consideration - Ravin	(4,734)	—
Payment of contingent consideration - Sterno Home	—	475
(Increase) decrease in the fair value of put option of noncontrolling shareholders - Liberty	—	8
(Increase) decrease in the fair value of put option of noncontrolling shareholder - 5.11	5	(5)
Adjustment to Ravin contingent consideration	360	—
Reversal of contingent consideration - Rimports	4,800	—
Reversal of contingent consideration - Baby Tula	—	3,780
Reversal of contingent consideration - Sterno Home	—	956
Balance at December 31st	$(4,547)	$(178)

Summary of Assets and Liabilities Carried at Fair Value Measured on Non-recurring Basis
The following tables provide the assets and liabilities carried at fair value measured on a non-recurring basis as of December 31, 2017 and 2016. Refer to "Note G – Goodwill and Intangible Assets", for a description of the valuation techniques used to determine fair value of the assets measured on a non-recurring basis in the table below. There were no assets and liabilities carried at fair value measured on a non-recurring basis as of December 31, 2018.

					Expense
	Fair Value Measurements at December 31, 2017				Year ended
(in thousands)	Carrying Value	Level 1	Level 2	Level 3	December 31, 2017
Goodwill - Arnold	$26,903	$—	$—	$26,903	$8,864
					$8,864

					Expense
	Fair Value Measurements at December 31, 2016				Year ended
(in thousands)	Carrying Value	Level 1	Level 2	Level 3	December 31, 2016
Goodwill - Arnold	$35,767	$—	$—	$35,767	$16,000
Property, plant and equipment (1)	$—	$—	$—	$—	$411
Technology (1)	$—	$—	$—	$—	$3,460
Tradename (1)	$—	$—	$—	$—	$20
Customer relationships (1)	$—	$—	$—	$—	$2,008
(1) Represents the fair value of the respective assets at the Orbit Baby product line, Refer to "Note G - Goodwill and Intangible Assets" for further discussion regarding the impairment and valuation techniques applied.